Share Capital - Narrative (Details) £ / shares in Units, $ / shares in Units, £ in Thousands, $ in Thousands			1 Months Ended				6 Months Ended				12 Months Ended
	Oct. 29, 2024 USD ($) shares	Aug. 15, 2024 USD ($) shares	Mar. 31, 2025 USD ($) shares	Feb. 28, 2025 USD ($) $ / shares shares	Oct. 31, 2024 USD ($) shares	Aug. 31, 2024 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 GBP (£) shares common_stock_vote class_of_stock £ / shares	Jun. 30, 2024 USD ($) shares $ / shares	Jun. 30, 2024 GBP (£) shares £ / shares	Dec. 31, 2024 USD ($)	Mar. 14, 2025 USD ($) shares $ / shares
Disclosure of classes of share capital [line items]
Number of classes of stock | class_of_stock								1
Number of votes per share | common_stock_vote								1
Par value per share (in gbp per share) | £ / shares								£ 0.20
Gross proceeds				$ 123,250
Share issue related cost				$ 5,783
Number of new shares issued in the period (in shares) | shares				8,500,000
Issued share price (US dollars per share) | $ / shares				$ 14.50								$ 11.95
Proceeds from equity issuance, net							$ 117,467		$ 0		$ 0
Number of shares purchased (in shares) | shares							2,581,827	2,581,827	618,547	618,547
Purchase price per share (in USD/GBP per share) | $ / shares							$ 13.03		$ 13.09
Payment for purchase of treasury shares							$ 33,649		$ 8,094
Maverick Natural Resources, LLC
Disclosure of classes of share capital [line items]
Issuance of new ordinary shares (in shares) | shares			21,194,213									21,194,213
Equity interests of acquirer			$ 253,271									$ 253,270
Share issue related cost			$ 365
East Texas II
Disclosure of classes of share capital [line items]
Share issue related cost					$ 82
Value of shares issued in an asset acquisition					$ 27,453
Transaction costs	$ 744
Asset acquisition shares issued (in shares) | shares	2,342,445				2,342,445
Crescent Pass Energy
Disclosure of classes of share capital [line items]
Share issue related cost						$ 80
Value of shares issued in an asset acquisition						$ 28,413
Transaction costs		$ 846
Asset acquisition shares issued (in shares) | shares		2,249,650				2,249,650
Employee Benefit Trust
Disclosure of classes of share capital [line items]
Number of shares purchased (in shares) | shares							218,778	218,778	197,160	197,160
Purchase price per share (in USD/GBP per share) | (per share)							$ 11.24	£ 8.55	$ 13.10	£ 10.41
Payment for repurchasing shares							$ 2,458	£ 1,870	$ 2,582	£ 2,053
Number of shares issued (in shares) | shares							224,331	224,331	116,300	116,300
Number of shares outstanding (in shares) | shares								640,545	448,124	448,124